FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  March 6, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS (the "Trust")
            Federated Market Opportunity Fund (the "Fund")
           1933 Act File No. 2-91090
           1940 Act File No. 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated February 28, 2003 that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 60 on February 28, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary